Members' Equity and Temporary Equity (Details) - Inspirato LLC $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) shares	Aug. 31, 2019 shares	Sep. 30, 2018 shares
Members' equity and temporary equity
Common Stock, Number Of Votes Per Share	1
Preferred Stock, Number Of Votes Per Share	1
Payments for common and preferred unit redemptions | $	$ 7.8
Common Units
Members' equity and temporary equity
Units reserved for future issuance (in units)		385,045	325,045
Redeemed units (in shares)	18,046
Series A-1
Members' equity and temporary equity
Redeemed units (in shares)	5,035
Series E
Members' equity and temporary equity
Redeemed units (in shares)	1,540
Member Units
Members' equity and temporary equity
Number of classes of units	8
Member Units | Common Units
Members' equity and temporary equity
Redeemed units (in shares)	18,046